CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
NET LOSS	$ (35,061)	$ (16,117)	$ (71,578)
OTHER COMPREHENSIVE INCOME (LOSS) - NET OF TAX:
Unrealized gain (loss) on marketable securities	4,698	(24,004)	16,167
Defined benefit pension plan adjustment	15	(323)	69
Foreign currency translation adjustments	57	1,814	(1,813)
Deconsolidation of subsidiaries		2,799
Other comprehensive income (loss)	4,770	(19,714)	14,423
COMPREHENSIVE LOSS	(30,291)	(35,831)	(57,155)
COMPREHENSIVE (INCOME) LOSS ATTRIBUTABLE TO THE NONCONTROLLING INTERESTS	287	(2,189)	366
COMPREHENSIVE LOSS ATTRIBUTABLE TO GIGAMEDIA SHAREHOLDERS	$ (30,004)	$ (38,020)	$ (56,789)